Supplemental Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Cash Paid For Interest	$ 230.0	$ 120.6	$ 82.5
Cash Paid For Income Taxes - Continuing Operations	331.1	352.9	339.0
Cash Paid (Refunded) For Income Taxes - Discontinued Operations	(44.0)	149.1	31.4
Non-cash Activities [Abstract]
Fair value of assets of acquired businesses and product lines	1,171.7	7,043.0	805.0
Cash paid for acquired businesses and product lines	(1,079.0)	(5,898.8)	(651.5)
Fair value of liabilities assumed of acquired businesses and product lines	92.7	1,144.2	153.5
Declared but unpaid dividends	54.7	0	0
Issuance of restricted stock			1.4
Issuance of stock upon vesting of restricted stock units	$ 29.3	$ 22.7	$ 16.3